Equity (Details Narrative) - USD ($)						3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 06, 2026	Oct. 21, 2025	May 21, 2024	Apr. 30, 2024	Mar. 18, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Oct. 24, 2025	Apr. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued									15,000
Outstanding obligations									$ 1,425,000
Issuance of shares value									$ 615,000
Purchase of shares									169,375
Net proceeds from private placement											$ 3,645,000	$ 3,585,000
Settlement of accounts payable									$ (2,173,000)	$ 2,161,000	(1,283,000)	3,862,000
Fees and expenses of legal									25
Issuance of shares							$ 1,523,000	$ 640,000			2,199,000	3,607,000
Net proceeds									1,254,000	600,000	$ 1,600,000	$ 3,529,000
Shares of common stock											20,196
[custom:CommitmentFeeUnpaid]											$ 1,478
Earn-out payments			$ 8,000,000
Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement agent cash placement fee, percentage	8.00%
Gross proceeds	$ 5,360,000								2,475,000
Securities Purchase Agreements [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fees and expenses of legal	$ 100,000
Securities Purchase Agreements [Member] | Nonaccountable Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Placement agent cash placement fee, percentage	1.00%
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock shares value									$ 785,000
Share issued									107,571
Public offering shares						$ 7.30			$ 7.30
Purchase of shares				950,000							64,280	37,000
Net proceeds from private placement												$ 192,000
Recognized gain										$ 147,000
Issuance of shares		$ 15,800,000
Common stock, shares authorized						285,000,000			285,000,000		285,000,000	285,000,000
Shares of common stock														68,276
Other Commitment												$ 1,500,000
[custom:CashFromAggregatePurchasePrice]												30.00%
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock												40,700
Share price												$ 11.80
Warrants exercisable term												5 years
Common Class A [Member] | Securities Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued	3,000,000
Public offering shares	$ 2.00
Shares issued	220,000
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued									191,449
Net proceeds									$ 1,254,000
Common Class A [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares					950,000							3,636
Gross proceeds												$ 73,000
Earn-out payments												$ 1,577,000
Common Class A [Member] | Unaffiliated Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares										52,173
Net proceeds from private placement										$ 600,000
Common Class A [Member] | Vendors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares										61,059
Settlement of accounts payable										$ 700,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares										12,500
Common stock, shares authorized						5,000,000			5,000,000		5,000,000	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued											157,446	48,217
Net proceeds from private placement											$ 1,600,000	$ 3,286,000
Share price											$ 9.60	$ 0.10
Common Stock [Member] | April, 2 2025 Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of shares											385,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock											50,004	2,741
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares outstanding											0
Preferred stock shares issued											0
Preferred stock, shares authorized											10,000,000
Preferred Stock [Member] | Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 0.00001
Preferred Stock [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares
Convertible preferred stock conversion											225,490
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock													100,000
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable term											3 years	1 year